DEBT AND RECEIVABLES PURCHASE FINANCING (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended	9 Months Ended
	Sep. 30, 2021	Jul. 28, 2021	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Apr. 29, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt	$ 5,111,523					$ 5,111,523			$ 3,351,283
Proceeds from convertible debt						2,643,000	$ 915,842
Conversion of Stock, Amount Converted					$ 30,694
Interest rate	10.00%
Net of principal of debt	$ 1,012,500					1,012,500
Securities Purchase Agreements [Member] | Two Accredited Investors [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Issued	56,250
Principal amount	$ 1,125,000					1,125,000
Nine Lender Investors [Member]
Debt Instrument [Line Items]
Debt	$ 668,000					$ 668,000
Debt instrument maturity date						Oct. 31, 2021
Conversion price	$ 6					$ 6
Common stock per share						$ 6
Three Lender Investors [Member]
Debt Instrument [Line Items]
Debt	$ 200,000					$ 200,000
Debt instrument amount	$ 100,000					$ 100,000
Conversion price	$ 6					$ 6
Common stock per share						$ 6
Conversion of Stock, Shares Issued						40,000
Eleven Lender Investors [Member]
Debt Instrument [Line Items]
Debt	$ 819,500					$ 819,500
Debt instrument maturity date						Jun. 30, 2022
Conversion price	$ 4					$ 4
Conversion of Stock, Shares Issued						156,761
Proceeds from convertible debt						$ 745,000
Conversion of Stock, Amount Converted						819,500
Four Lender Investors [Member]
Debt Instrument [Line Items]
Debt	$ 130,000					$ 130,000
Debt instrument maturity date						Jun. 30, 2022
Conversion price	$ 4					$ 4
Conversion of Stock, Shares Issued						5,904
Conversion of Stock, Amount Converted						$ 30,000
Dr Gene Salkind [Member]
Debt Instrument [Line Items]
Debt	$ 2,700,000					$ 2,700,000
Debt instrument maturity date		Apr. 29, 2021				Jul. 28, 2021
Business Capital	$ 405,000	$ 405,000				$ 405,000
Future receivables for purchase price		300,000				$ 300,000
Daily payments		$ 2,531						$ 2,700
Merchant Agreement [Member]
Debt Instrument [Line Items]
Debt instrument amount								$ 1,060,000
S B A Loan [Member]
Debt Instrument [Line Items]
Bank Loan				$ 265,842
Debt instrument term				five-year term
Interest rate				1.00%
E I D L Loan [Member]
Debt Instrument [Line Items]
Bank Loan			$ 150,000
Debt instrument term			30-year term
Interest rate			3.75%